CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Accounts receivable, allowance	¥ 3,585	$ 521	¥ 12,969
Accounts receivable, due from related party	5,099	742	11,425
Prepayments and other current assets	14,798	2,152	4,798
Prepayments and other current assets, due from related party	15,572	2,264	13,879
Deposits for non-current assets	30,860	4,488	30,860
Long-term Debt and Other Borrowings, Related Parties, Current			162,297
Accrued expenses and other liabilities, interest payable to related party			5,523
Long-term bank and other borrowings, non-current portion, loan from related party			¥ 280,459
Treasury stock, shares	12,175,155	12,175,155	12,261,555
Current liabilites	¥ 870,265	$ 126,573	¥ 1,108,171
Non-current liabilities	(1,441,248)	(209,619)	(1,342,301)
Accrued Expenses and Other Liabilities Related Party Current	15,985	2,324
VIE and Subsidiaries
Current liabilites	46,013	6,692	77,862
Non-current liabilities	¥ 454,424	$ 66,093	¥ 404,597
Common Class A [Member]
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	84,390,429	84,390,429	130,091,977
Common Class B [Member]
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948	0
Ordinary shares, shares outstanding	45,787,948	45,787,948	0